Net Income Per Share	12 Months Ended
Dec. 31, 2013
Net Income Per Share
22.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	2011	2012	2013

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$27,127	$(3,294)	$(2,470)

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$27,127	$(3,294)	$(2,470)

Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193
Effect of dilutive securities:

Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$0.03	$(0.00)	$(0.00)

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$0.03	$(0.00)	$(0.00)

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 38,801,636, 35,801,636 and 31,961,636 options outstanding as of December 31, 2011, 2012 and 2013, respectively.